Summary of Significant Accounting Policies - Stock Split (Details)	Feb. 09, 2016 $ / shares	Oct. 30, 2016 $ / shares shares	Jan. 27, 2016 shares	Jan. 26, 2016 $ / shares shares	Oct. 25, 2015 $ / shares shares [1]
Before stock split
Common stock, par value (in dollars per share) | $ / shares				$ 0.0293
Common stock, number of shares authorized | shares				800,000,000
After stock split
Common stock, par value (in dollars per share) | $ / shares	$ 0.01465
Common stock, number of shares authorized | shares			1,600,000,000
Common Stock
Authorized stock split ratio	2
Common stock, par value (in dollars per share) | $ / shares		$ 0.01465			$ 0.01465
Common stock, number of shares authorized | shares		1,600,000,000			1,600,000,000

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.